Schedule of Investments

June 30, 2024 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value (000)

COMMON STOCK
Canada — 2.1%
Canadian Pacific Kansas City Ltd.	12,067	$950

China — 1.7%
Tencent Holdings Ltd.	16,200	773

France — 6.6%
Air Liquide SA	1,709	295
Alstom S.A.	89,905	1,512
Kering S.A.	3,266	1,184
		2,991
Germany — 4.8%
Infineon Technologies AG	24,860	913
RWE AG	10,752	368
SAP SE	4,521	918
		2,199
Hong Kong — 0.4%
The Link Real Estate Investment Trust [1]	50,700	197

Israel — 0.3%
Check Point Software Technologies Ltd. [2]	819	135

Italy — 2.6%
Enel SpA	102,030	710
UniCredit SpA	13,283	492
		1,202
Japan — 7.3%
FANUC Corp.	32,700	896
Murata Manufacturing Co. Ltd.	34,600	715
Renesas Electronics Corp.	56,000	1,047
Seven & i Holdings Co. Ltd.	54,400	663
		3,321
Netherlands — 2.8%
Akzo Nobel NV	14,756	897
Koninklijke Philips NV [2]	13,916	352
		1,249
South Korea — 4.3%
Samsung Electronics Co. Ltd.	32,823	1,943

Switzerland — 2.1%
Roche Holding AG	3,480	966

United Kingdom — 21.9%
Barclays PLC	609,042	1,608

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value (000)

United Kingdom — (continued)
BP PLC	158,970	$955
Diageo PLC	26,496	834
Prudential PLC	109,443	994
Reckitt Benckiser Group PLC	17,879	968
Rolls-Royce Holdings PLC [2]	383,155	2,212
Shell PLC	43,132	1,552
SSP Group PLC	463,193	867
		9,990
United States — 41.7%
Alphabet Inc., Class C	6,670	1,224
Analog Devices Inc.	4,312	984
Aptiv PLC [2]	5,492	387
Berry Global Group Inc.	9,442	556
Bristol-Myers Squibb Co.	9,665	401
Citigroup Inc.	16,234	1,030
Citizens Financial Group Inc.	18,126	653
Cognizant Technology Solutions Corp., Class A	12,349	840
Concentrix Corp.	7,640	483
Fiserv Inc. [2]	6,098	909
Genpact Ltd.	28,612	921
International Flavors & Fragrances Inc.	4,802	457
Jones Lang LaSalle Inc. [2]	4,014	824
Meta Platforms Inc., Class A	2,058	1,038
Oracle Corp.	7,042	994
Pfizer Inc.	26,659	746
PG&E Corp.	58,215	1,016
Quest Diagnostics Inc.	6,535	894
Seagate Technology Holdings PLC	4,843	500
TD SYNNEX Corp.	9,236	1,066
Walt Disney Co.	13,504	1,341
Whirlpool Corp.	1,700	174
Zebra Technologies Corp., Class A [2]	1,981	612
Zimmer Biomet Holdings Inc.	8,983	975
		19,025
Total Common Stock
(Cost $39,595) — 98.6%		44,941

Schedule of Investments (concluded)

June 30, 2024 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value (000)

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 5.23% *	290,318	$290

Total Short-Term Investment
(Cost $290) — 0.6%		290

Total Investments — 99.2%
(Cost $39,885)		45,231

Other Assets in Excess of Liabilities — 0.8%		359

Net Assets — 100.0%		$45,590

*	The rate reported is the 7-day effective yield as of June 30, 2024.
1	Non-income producing security.
2	Real Estate Investment Trust.

As of June 30, 2024, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-3300